CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 88,826	$ 73,834
Cost of sales	50,064	43,863
Gross profit	38,762	29,971
Operating expenses:
Selling expenses	15,619	8,568
General and administrative expenses	5,466	4,056
Operating Expenses, Total	21,085	12,624
Income from operations	17,677	17,347
Other income (expenses):
Change in fair value of derivative liability	639	2,351
Interest income	75	81
Interest expense	(8)	(67)
Nonoperating Income (Expense), Total	706	2,365
Income before provision for income taxes	18,383	19,712
Provision for income taxes	4,455	4,726
Net income	13,928	14,986
Other comprehensive income:
Foreign currency translation adjustment	1,616	995
Comprehensive income	15,544	15,981
Allocation of net income for calculating basic earnings per share:
Net income attributable to common shareholders	13,478	13,414
Net income attributable to preferred shareholders	450	1,572
Net income	$ 13,928	$ 14,986
Basic earnings per share- common (in dollars per share)	$ 1.81	$ 1.93
Diluted earnings per share (in dollars per share)	$ 1.79	$ 1.93
Weighted average number of common shares and participating preferred shares outstanding:
Basic (in shares)	7,461,296	6,974,492
Diluted (in shares)	7,802,690	7,792,063